Note 23 - Share Capital - Disclosure of treasury shares (Details) - shares		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
At January 1 (in shares)		1,385,107	281,489
Acquisition of treasury stock (1) (in shares)	[1]	268,411	1,103,618
Reissuance of treasury stock (Refer to Note 23 (c)) (in shares)		(1,485,978)	0
At December 31 (in shares)		167,540	1,385,107

[1]	In 2025 and 2024, 268,411 and 1,103,618 shares were repurchased at a weighted average purchase price of $14.55 and $3.29 per share, for a total consideration of $3,904,123 and $3,626,488, respectively. Repurchased shares were recorded as treasury shares and are held until the Company’s board of directors designates them for retirement or used for other purposes. As of December 31, 2025 and 2024, liabilities related to the acquisition of treasury shares amounted to $400,720 and $nil, respectively, and are presented within Note 17.